Significant accounting policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets amortization method	straight-line basis
Other Assets
Disclosure of detailed information about intangible assets [line items]
Amortization of other assets	48 months
Commercialization Rights EGRIFTA
Disclosure of detailed information about intangible assets [line items]
Intangible assets finite useful lives	111 months
Commercialization Rights Trogarzo
Disclosure of detailed information about intangible assets [line items]
Intangible assets finite useful lives	142 months
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Development expenditures capitalized	$ 0	$ 0